LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
LAND USE RIGHTS, NET
Schedule of land use rights

	Year ended	Year ended
	December 31,	December 31,
	2024	2025
	RMB	RMB
Cost	1,036,178	1,067,026
Accumulated amortization	(79,440)	(100,444)
Land use rights, net	956,738	966,582